Debt - Debt (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Debt Disclosure [Abstract]
Revolving credit (uncollateralized)	$ 0	$ 0
5.6% to 8.6% mortgage notes due in installments through 2027	49,904	62,370
Less portion due within one year	4,311	5,239
[LongTermDebtNoncurrent]	$ 45,593	$ 57,131